VALUATION ALLOWANCES (Tables)	12 Months Ended
Mar. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Changes in Valuation Allowances

Changes in valuation allowances for the years ended March 31, 2014, 2015, and 2016 are as follows:

	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2014:
Allowance for doubtful accounts	¥4,545	¥522	¥251	¥(695)	¥4,623
Allowance for sales returns	2,528	6,371	101	(6,044)	2,956

Total	¥7,073	¥6,893	¥352	¥(6,739)	¥7,579

For the year ended March 31, 2015:
Allowance for doubtful accounts	¥4,623	¥605	¥(147)	¥(718)	¥4,363
Allowance for sales returns	2,956	6,099	411	(6,115)	3,351

Total	¥7,579	¥6,704	¥264	¥(6,833)	¥7,714

For the year ended March 31, 2016:
Allowance for doubtful accounts	¥4,363	¥1,015	¥(574)	¥(587)	¥4,217
Allowance for sales returns	3,351	6,686	(139)	(6,608)	3,290

Total	¥7,714	¥7,701	¥(713)	¥(7,195)	¥7,507

*	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.

Location of Valuation Allowances in Consolidated Balance Sheets

The location of valuation allowances in the consolidated balance sheets at March 31, 2015 and 2016 are as follows:

	March 31, 2015	March 31, 2016
	(Yen in millions)
The location of valuation allowances that are not deducted from the related receivables in the consolidated balance sheets:
Less allowances for doubtful accounts and sales returns	¥5,378	¥5,278

The location of valuation allowances that are deducted from the related receivables in the consolidated balance sheets:
Other current assets	232	130
Other long-term investments	76	34
Other assets	2,028	2,065

Subtotal	2,336	2,229

Total	¥7,714	¥7,507